Schedule of taxes payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax payable	$ 218,071	$ 216,539
VAT payable	1,227	2,591
Other tax payables		2,263
Total	$ 219,298	$ 221,393